SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENTS
Schedule of assumptions used to estimate the fair value of the share options granted to employees and non-employees

	2021	2022
Risk-free interest rate	0.92%~1.51%	1.78%~3.88%
Expected share price volatility	40.5%~49.1%	45.8%~46.6%
Multiple of early exercise	2.5x	2.5x
Fair value per ordinary shares as at valuation date	0.07	0.05~0.07

Schedule of total share-based compensation expense recognized

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenue	1,190	345	321	46
Selling expenses	7,715	9,654	3,523	511
General and administrative expenses	98,795	88,361	63,280	9,175
Research and development expenses	7,763	9,321	4,972	721
Share-based compensation expenses from continuing operations	115,463	107,681	72,096	10,453
Share-based compensation expenses from discontinued operations	22,738	27,245	—	—
Total share-based compensation expenses	138,201	134,926	72,096	10,453

2008 Plan
SHARE-BASED PAYMENTS
Schedule of the employee share option activity

				Weighted-
			Weighted-	average
		Weighted-	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2021	1,249,435	0.75	6.86	10.02	128
Granted	—	—	—	—	—
Exercised	(965)	0.75	7.67	—	—
Forfeited/Expired	(193,428)	0.75	5.95	—	—
Outstanding, December 31, 2022	1,055,042	0.75	7.02	9.02	—
Vested as at December 31, 2022	17,237,222	0.67	2.37	5.67	—
Exercisable as at December 31, 2022	1,055,042	0.75	7.02	9.02	—

Schedule of the non-employee share option activity

				Weighted‑
			Weighted‑	average
		Weighted‑	average	remaining	Aggregate
	Number of	average	grant‑date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2021	1,439,177	0.70	2.47	6.65	216
Granted	—	—	—	—	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding, December 31, 2022	1,439,177	0.70	2.47	5.65	—
Vested at December 31, 2022	1,838,173	0.65	2.43	5.32	—
Exercisable at December 31, 2022	1,439,177	0.70	2.47	5.65	—

2017 Plan
SHARE-BASED PAYMENTS
Schedule of the Restricted Shares activity

		Weighted-
		average
	Number of	grant-date
	shares	fair value
		US$
Outstanding, December 31, 2021	7,908,426	4.36
Granted	2,932,800	0.69
Vested	(2,718,074)	5.38
Forfeited	(989,559)	3.85
Outstanding, December 31, 2022	7,133,593	2.54
Vested and expected to vest as at December 31, 2022	16,259,040

2020 BEST Asia Plan
SHARE-BASED PAYMENTS
Schedule of the Restricted Shares activity

				Weighted‑
			Weighted‑	average
		Weighted‑	average	remaining	Aggregate
	Number of	average	grant‑date	contractual	intrinsic
	options	exercise price	fair value	term	Value
		US$	US$	Years	US$
Outstanding, December 31, 2021	38,614,000	0.01	0.06	9.05	32,494
Granted	16,855,000	0.01	0.04	—	—
Forfeited	(12,516,100)	0.01	0.06	—	—
Outstanding, December 31, 2022	42,952,900	0.01	0.06	8.05	36,145
Vested and expected to vest as at December 31, 2022	42,952,900	0.01	0.06	8.05	36,145
Exercisable as at December 31, 2022	—	—	—	—	—

2022 BEST CloudSoft Plan
SHARE-BASED PAYMENTS
Schedule of the Restricted Shares activity

Number of
options

Outstanding, December 31, 2021	—
Granted	13,150,000
Forfeited	(300,000)
Outstanding, December 31, 2022	12,850,000
Vested and expected to vest as at December 31, 2022	12,850,000
Exercisable as at December 31, 2022	—